Employee Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employee contributions healthcare expense net	$ 2,612	$ 2,001	$ 7,954	$ 5,744	$ 5,199
Accrued compensation	7,806		8,942	7,562
Workers' compensation expense	1,585	1,460	5,910	4,043	3,092
Insurance claim receivables	2,710		2,055	1,777
Administration expense related to employee contribution plan			695	529	95
IBNR Reserves [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Workers compensation included in other current liabilities and long term liabilities			5,920	4,570
Accrued insurance included in other current liabilities and long term liabilities			4,278	3,430
Workers compensation included in other current liabilities	1,660		1,660
Workers compensation included in other long term liabilities	4,556		4,260
Accrued insurance included in other current liabilities	1,012		1,012
Accrued insurance included in other long term liabilities	4,163		3,266
Medical IBNR included in Accrued compensation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued compensation	$ 1,013		$ 913	$ 663